Common Stock and Stockholders' Deficit - Restricted Stock Units (Details) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units - Number of Plan shares outstanding
Outstanding, beginning (in shares)	0
Granted (in shares)	2,492,323
Exercised (in shares)	(31,250)
Cancelled/Forfeited (in shares)	(281,132)
Outstanding, ending (in shares)	2,179,941
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Vested Or Exercisable, Number	0	0
Restricted Stock Units - Weighted-Average Grant Date Fair Value per share
Granted (in USD per share)	$ 7.39
Outstanding (in USD per share)	7.39
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	7.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	7.39
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested Or Exercisable, Weighted Average Grant Date Fair	$ 0	$ 0